UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS LEGG MASON STRATEGIC REAL RETURN FUND

FORM N-Q

JUNE 30, 2015

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 38.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	489,489		$575,838
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	1,364,829		1,566,781
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	1,309,976		1,483,957
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	387,626		528,141
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	782,370		964,210
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	1,108,130		1,569,562
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	142,295		175,235
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	777,838		964,823
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	817,715		751,467
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,004,969		1,072,804
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,517,067		1,385,746
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	497,879		516,355
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	2,099,939		2,202,474
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	2,291,564		2,322,716
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	2,936,154		3,102,461
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	1,647,771		1,673,646
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	1,097,120		1,163,547
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	672,177		731,885
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	3,028,980		3,068,263
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	875,336		953,911
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	1,026,240		1,098,077
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	1,589,820		1,681,606
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	2,865,654		2,957,893
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	1,912,862		1,895,677
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	2,047,292		2,031,778
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,193,414		2,154,687
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,846,508		2,856,738
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	4,099,359		4,169,176
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,972,813		1,923,954
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	2,696,922		2,645,300

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $50,225,382)					50,188,708

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Canada - 0.0%
Government of Canada, Bonds (Cost - $61,318)	4.250%	12/1/26	43,109	CAD	51,080

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.9%
U.S. Government Obligations - 14.9%
U.S. Treasury Bills	0.000%	9/17/15	8,800,000		8,800,000
U.S. Treasury Bills	0.000%	12/17/15	10,800,000		10,796,954

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,591,921)					19,596,954

			SHARES
COMMON STOCKS - 20.2%
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
Delphi Automotive PLC			2,200		187,198
Johnson Controls Inc.			3,200		158,496
Magna International Inc., Class A Shares			3,200		179,488

Total Auto Components					525,182

Automobiles - 0.7%
Fuji Heavy Industries Ltd.			4,900		180,490
Mazda Motor Corp.			7,600		148,914
Mitsubishi Motors Corp.			15,900		135,374
Peugeot SA			11,300		232,366	*
Tata Motors Ltd., ADR			3,481		119,990
Toyota Motor Corp.			2,000		134,052

Total Automobiles					951,186

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc., ADR	2,300	$56,396	*

Hotels, Restaurants & Leisure - 0.3%
Brinker International Inc.	1,500	86,475
Jack in the Box Inc.	1,334	117,606
Wyndham Worldwide Corp.	2,600	212,966

Total Hotels, Restaurants & Leisure		417,047

Household Durables - 0.1%
Newell Rubbermaid Inc.	2,276	93,566

Leisure Products - 0.3%
FUJIFILM Holdings Corp.	5,200	185,825
Vista Outdoor Inc.	4,300	193,070	*

Total Leisure Products		378,895

Media - 0.7%
DIRECTV	1,900	176,301	*
ITV PLC	53,514	221,393
Sky PLC	14,554	237,141
Starz, Class A Shares	7,300	326,456	*

Total Media		961,291

Multiline Retail - 0.2%
Macy’s Inc.	1,600	107,952
Next PLC	1,652	193,380

Total Multiline Retail		301,332

Specialty Retail - 0.5%
AutoNation Inc.	1,539	96,926	*
Gap Inc.	2,800	106,876
Home Depot Inc.	2,400	266,712
Lowe’s Cos. Inc.	2,500	167,425

Total Specialty Retail		637,939

Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	3,124	335,653

TOTAL CONSUMER DISCRETIONARY		4,658,487

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Britvic PLC	15,654	176,479
Coca-Cola Enterprises Inc.	1,700	73,848
Dr. Pepper Snapple Group Inc.	2,800	204,120
Heineken NV	2,000	151,775

Total Beverages		606,222

Food & Staples Retailing - 0.2%
Alimentation Couche-Tard Inc., Class B Shares	2,700	115,501
Kroger Co.	2,112	153,141

Total Food & Staples Retailing		268,642

Food Products - 0.3%
Archer-Daniels-Midland Co.	5,000	241,100
Bunge Ltd.	1,700	149,260

Total Food Products		390,360

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Household Products - 0.3%
Clorox Co.	1,700	$176,834
Reckitt Benckiser Group PLC	2,658	229,200

Total Household Products		406,034

Personal Products - 0.2%
Kao Corp.	5,400	251,193

TOTAL CONSUMER STAPLES		1,922,451

ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Cameron International Corp.	3,579	187,432	*
Dril-Quip Inc.	1,750	131,688	*
Schlumberger Ltd.	1,500	129,285
Superior Energy Services Inc.	9,900	208,296

Total Energy Equipment & Services		656,701

Oil, Gas & Consumable Fuels - 1.5%
ConocoPhillips	1,500	92,115
Dragon Oil PLC	10,943	126,085
Exxon Mobil Corp.	5,207	433,222
Marathon Petroleum Corp.	2,400	125,544
Occidental Petroleum Corp.	931	72,404
Phillips 66	2,990	240,874
Polskie Gornictwo Naftowe i Gazownictwo SA	97,360	170,898
Tesoro Corp.	2,600	219,466
Valero Energy Corp.	5,780	361,828
Woodside Petroleum Ltd.	4,725	124,788

Total Oil, Gas & Consumable Fuels		1,967,224

TOTAL ENERGY		2,623,925

FINANCIALS - 4.5%
Banks - 1.4%
Bank of America Corp.	14,600	248,492
DBS Group Holdings Ltd.	7,000	107,532
JPMorgan Chase & Co.	6,463	437,933
KeyCorp	4,950	74,349
Mizuho Financial Group Inc.	79,500	172,141
National Bank of Canada	5,600	210,370
Royal Bank of Canada	3,000	183,459
Societe Generale SA	4,400	205,386
Sumitomo Mitsui Financial Group Inc.	5,000	223,026

Total Banks		1,862,688

Capital Markets - 0.3%
3i Group PLC	13,761	111,677
GAM Holding AG	3,321	69,798
Macquarie Group Ltd.	2,754	172,963

Total Capital Markets		354,438

Diversified Financial Services - 0.1%
Voya Financial Inc.	3,600	167,292

Insurance - 2.2%
Ageas	2,609	100,508
Allianz AG, Registered Shares	2,011	313,202
Allstate Corp.	3,245	210,503
American Financial Group Inc.	3,397	220,941
AXA SA	7,713	194,592
Axis Capital Holdings Ltd.	1,400	74,718
Dai-ichi Life Insurance Co., Ltd.	10,400	204,499
Hannover Rueck SE	3,000	290,273
Hanover Insurance Group Inc.	1,800	133,254
Hiscox Ltd.	8,495	111,988
Legal & General Group PLC	34,616	135,378
PartnerRe Ltd.	600	77,100
Prudential PLC	9,225	222,132

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Insurance - (continued)
SCOR SE	1,915	$67,560
St. James’s Place PLC	6,138	87,378
Swiss Life Holding	767	175,640
Swiss Re AG	1,710	151,348
Travelers Cos. Inc.	900	86,994

Total Insurance		2,858,008

Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	50,000	177,061
China Resources Land Ltd.	30,000	97,336
Country Garden Holdings Co., Ltd.	224,000	98,251
Daito Trust Construction Co., Ltd.	1,300	134,690
Shimao Property Holdings Ltd.	55,000	108,843

Total Real Estate Management & Development		616,181

TOTAL FINANCIALS		5,858,607

HEALTH CARE - 1.8%
Biotechnology - 0.2%
United Therapeutics Corp.	1,646	286,322	*

Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp.	917	130,608	*
Teleflex Inc.	1,284	173,918

Total Health Care Equipment & Supplies		304,526

Health Care Providers & Services - 0.6%
Aetna Inc.	1,530	195,014
Anthem Inc.	1,789	293,646
Cardinal Health Inc.	2,600	217,490

Total Health Care Providers & Services		706,150

Pharmaceuticals - 0.8%
AbbVie Inc.	4,846	325,603
Novo Nordisk A/S, Class B Shares	7,168	390,539
Shire PLC	1,266	101,350
Teva Pharmaceutical Industries Ltd., ADR	4,100	242,310

Total Pharmaceuticals		1,059,802

TOTAL HEALTH CARE		2,356,800

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
Boeing Co.	2,500	346,800
Lockheed Martin Corp.	947	176,047
Northrop Grumman Corp.	1,800	285,534
United Technologies Corp.	2,004	222,304

Total Aerospace & Defense		1,030,685

Airlines - 0.1%
easyJet PLC	2,971	72,170

Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	6,000	77,559

Machinery - 0.1%
Toro Co.	2,197	148,913

Professional Services - 0.1%
Manpower Inc.	2,000	178,760

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Road & Rail - 0.4%
Central Japan Railway Co.	1,789	$323,126
West Japan Railway Co.	3,200	204,862

Total Road & Rail		527,988

TOTAL INDUSTRIALS		2,036,075

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.5%
Brocade Communications Systems Inc.	25,854	307,146
Cisco Systems Inc.	13,950	383,067

Total Communications Equipment		690,213

Electronic Equipment, Instruments & Components - 0.1%
Hoya Corp.	4,000	160,379

Internet Software & Services - 0.1%
VeriSign Inc.	1,900	117,268	*

IT Services - 0.3%
Computer Sciences Corp.	2,550	167,382
Leidos Holdings Inc.	3,400	137,258
NeuStar Inc., Class A Shares	3,400	99,314	*

Total IT Services		403,954

Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.	6,600	87,021
Micron Technology Inc.	5,000	94,200	*
NVIDIA Corp.	7,000	140,770
Texas Instruments Inc.	4,000	206,040

Total Semiconductors & Semiconductor Equipment		528,031

Software - 0.6%
Activision Blizzard Inc.	3,400	82,314
Amdocs Ltd.	2,300	125,557
Aspen Technology Inc.	3,600	163,980	*
Electronic Arts Inc.	2,600	172,900	*
Microsoft Corp.	5,195	229,359

Total Software		774,110

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc.	7,000	877,975
Samsung Electronics Co., Ltd.	266	302,378
Seiko Epson Corp.	5,600	99,339

Total Technology Hardware, Storage & Peripherals		1,279,692

TOTAL INFORMATION TECHNOLOGY		3,953,647

MATERIALS - 1.2%
Chemicals - 0.6%
Dow Chemical Co.	3,300	168,861
EMS-Chemie Holding AG	342	144,489
LyondellBasell Industries NV, Class A Shares	2,200	227,744
Mosaic Co.	3,300	154,605
Potash Corp. of Saskatchewan Inc.	4,700	145,553

Total Chemicals		841,252

Construction Materials - 0.1%
Boral Ltd.	34,000	153,461

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Containers & Packaging - 0.4%
Avery Dennison Corp.	2,700	$164,538
Ball Corp.	2,200	154,330
Packaging Corp. of America	2,400	149,976

Total Containers & Packaging		468,844

Paper & Forest Products - 0.1%
Stora Enso Oyj, Class R Shares	16,000	164,909

TOTAL MATERIALS		1,628,466

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
BT Group PLC	37,119	262,571
Hellenic Telecommunications Organization SA	4,280	33,389	(a)
Nippon Telegraph & Telephone Corp.	5,736	207,791
PT Telekomunikasi Indonesia Persero Tbk	517,500	113,728

Total Diversified Telecommunication Services		617,479

Wireless Telecommunication Services - 0.1%
KDDI Corp.	6,600	159,304

TOTAL TELECOMMUNICATION SERVICES		776,783

UTILITIES - 0.6%
Electric Utilities - 0.1%
Edison International	1,947	108,214

Gas Utilities - 0.1%
Gas Natural SDG SA	7,303	165,603

Multi-Utilities - 0.2%
National Grid PLC	10,000	128,403
WEC Energy Group Inc.	3,800	170,886

Total Multi-Utilities		299,289

Water Utilities - 0.2%
Guangdong Investment Ltd.	160,000	223,749

TOTAL UTILITIES		796,855

TOTAL COMMON STOCKS (Cost - $20,351,439)		26,612,096

INVESTMENTS IN UNDERLYING FUNDS - 21.3%
SPDR S&P 500 ETF Trust	64,088	13,192,515
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	179,780	13,427,768
Vanguard Total Bond Market ETF	16,768	1,362,568

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $24,110,727)		27,982,851

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	9,020	99,278

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo	9,200	58,027

TOTAL PREFERRED STOCKS (Cost - $254,450)		157,305

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $120.00		7/24/15	17	$4,173
U.S. Treasury 30-Year Bonds Futures, Call @ $160.00		7/24/15	16	4,302
U.S. Treasury Long Bond Futures, Put @ $143.00		7/24/15	8	2,026

TOTAL PURCHASED OPTIONS (Cost - $10,125)				10,501

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $114,605,362)				124,599,495

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $2,227,745)	0.103%		2,227,745	2,227,745

TOTAL INVESTMENTS - 96.4% (Cost - $116,833,107#)				126,827,240
Other Assets in Excess of Liabilities - 3.6%				4,727,122

TOTAL NET ASSETS - 100.0%				$131,554,362

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury Long Bond Futures, Call (Premiums received - $10,377)	7/24/15	$150.00	9	$24,047

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$50,188,708	—	$50,188,708
Non-U.S. Treasury inflation protected securities	—	51,080	—	51,080
U.S. government & agency obligations	—	19,596,954	—	19,596,954
Common stocks:
Telecommunication services	$743,394	33,389	—	776,783
Other common stocks	25,835,313	—	—	25,835,313
Investments in underlying funds	27,982,851	—	—	27,982,851
Preferred stocks	157,305	—	—	157,305
Purchased options	10,501	—	—	10,501

Total long-term investments	$54,729,364	$69,870,131	—	$124,599,495

Short-term investments†	2,227,745	—	—	2,227,745

Total investments	$56,957,109	$69,870,131	—	$126,827,240

Other financial instruments:
Futures contracts	$9,797	—	—	$9,797
Forward foreign currency contracts	—	$85,607	—	85,607

Total other financial instruments	$9,797	$85,607	—	$95,404

Total	$56,966,906	$69,955,738	—	$126,922,644

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$24,047	—	—	$24,047
Futures contracts	129,962	—	—	129,962
Forward foreign currency contracts	—	$831,516	—	831,516

Total	$154,009	$831,516	—	$985,525

†	See Consolidated Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2015, securities valued at $33,389 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of quoted price in an active market for an identical investment.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,503,257
Gross unrealized depreciation	(1,509,124)

Net unrealized appreciation	$9,994,133

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
S&P GSCI	229	7/15	$25,354,344	$25,247,250	$(107,094)
U.S. Treasury 5-Year Notes	40	9/15	4,765,208	4,770,313	5,105
U.S. Treasury 10-Year Notes	13	9/15	1,635,542	1,640,234	4,692
U.S. Treasury Long-Term Bonds	12	9/15	1,812,039	1,810,125	(1,914)

					(99,211)

Contracts to Sell:
90-Day Eurodollar	34	9/15	8,461,640	8,468,975	(7,335)
90-Day Eurodollar	34	3/16	8,434,014	8,438,800	(4,786)
90-Day Eurodollar	60	12/16	14,785,667	14,794,500	(8,833)

					(20,954)

Net unrealized depreciation on open futures contracts					$(120,165)

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,649,000	USD	2,821,903	Citibank, N.A.	7/10/15	$(7,799)
CAD	8,219,000	USD	6,695,314	Citibank, N.A.	7/10/15	(115,566)
CHF	1,426,000	USD	1,535,959	Citibank, N.A.	7/10/15	(10,341)
EUR	21,664,000	USD	24,499,796	Citibank, N.A.	7/10/15	(345,009)
GBP	3,264,000	USD	5,066,378	Citibank, N.A.	7/10/15	61,887
JPY	714,500,000	USD	5,824,185	Citibank, N.A.	7/10/15	14,484
MXN	43,680,000	USD	2,818,152	Citibank, N.A.	7/10/15	(40,659)
NOK	22,150,000	USD	2,851,915	Citibank, N.A.	7/10/15	(27,331)
NZD	3,951,000	USD	2,834,586	Citibank, N.A.	7/10/15	(159,084)
SEK	14,710,000	USD	1,782,312	Citibank, N.A.	7/10/15	(7,596)
JPY	60,430,000	USD	506,811	Bank of America, N.A.	7/16/15	(12,960)
JPY	72,600,000	USD	604,577	Citibank, N.A.	7/16/15	(11,270)
CAD	1,390,000	USD	1,146,915	Bank of America, N.A.	8/13/15	(34,637)
JPY	182,636,777	USD	1,532,397	Bank of America, N.A.	8/13/15	(39,356)
USD	1,171,236	CAD	1,460,000	Bank of America, N.A.	8/13/15	2,945
USD	2,320,166	JPY	286,250,000	Bank of America, N.A.	8/13/15	(19,908)
USD	246,733	JPY	29,412,158	Credit Suisse	8/13/15	6,291

Total						$(745,909)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015